Asset Acquisition (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2022 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Asset Acquisition [Line Items]
Ownership percentage	100.00%
Gross consideration (in Yuan Renminbi) | ¥	¥ 40,000,000
Paid amount	¥ 10,000,000	$ 894,609	¥ 6,430,000		¥ 5,000,000		¥ 5,000,000
Unpaid consideration (in Yuan Renminbi) | ¥					¥ 8,960,000
Consideration payable, current		1,397,337		$ 801,866
Consideration payable noncurrent				1,338,719
Interest expense		$ 80,270		$ 111,363		$ 133,310